LONG-TERM INVESTMENTS - Held-to-maturity investments (Details) - CNY (¥)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
LONG-TERM INVESTMENTS
Cash consideration	¥ 38,000,000	¥ 19,100,000	¥ 15,200,000
Impairment loss	¥ 0	¥ 1,221,000